Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Reserves [Abstract]
Schedule of Movement in Reserves

Movement in reserves:

	Foreign currency translation reserve	Share premium	Warrant reserve	Total
	HK$	HK$	HK$	HK$
Balance at January 1, 2024	(22,240)	380,250	—	358,010
Exchange differences on foreign currency translations	48,424	—	—	48,424
Issuance of Class A ordinary shares for debt conversion	—	18,652,649	—	18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses	—	31,279,379	—	31,279,379
Underwriters exercise of over-allotment option	—	3,112,590	—	3,112,590
Issuance of Class A ordinary shares for commitment fee	—	1,559,950	—	1,559,950
Balance at December 31, 2024	26,184	54,984,818	—	55,011,002
Exchange differences on foreign currency translations	(118)	—	—	(118)
Redemption of conversion of promissory notes	—	19,485,882	—	19,485,882
Proceeds from issuance of shares pursuant to the SEPA, net of transaction costs	—	4,387,575	—	4,387,575
Issuance of shares as compensation for advisory fee	—	116,961	—	116,961
Proceeds from private placement*	—	1,813,275	1,330,437	3,143,712

Balance at December 31, 2025	26,066	80,788,511	1,330,437	82,145,014
Balance at December 31, 2025 (US$)	3,349	10,379,724	170,935	10,554,008

*	Private placement